Investee Companies and other investments (Schedule of Composition of Asset from Concession Project) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Long-term Asset from concession project	€ 26,909	€ 25,036
Asset from concession project [Member]
Disclosure of fair value measurement of assets [line items]
Balance as at Ending	28,693
Less current maturities	1,784
Long-term Asset from concession project	€ 26,909